TRADE AND OTHER PAYABLES - Summary of Trade And Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	€ 36,442	€ 9,144
Wages, Salaries, Bonus & Payroll Charges	8,247	15,875
Accrued expenses	13,785	8,815
Other payables	709	331
Total	€ 59,183	€ 34,165